Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas
REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year ended December 31,
	2016	2015	2014
North America	$825,665	$838,893	$826,815
Asia-Pacific	801,639	800,333	528,802
Israel	709,562	616,611	638,858
Europe	640,763	497,559	460,884
Latin America	212,773	325,371	454,502
Other	69,817	28,814	48,387
	$3,260,219	$3,107,581	$2,958,248

Schedule Of Revenues By Areas Of Operations
REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2016	2015	2014
Airborne systems	$1,242,286	$1,225,678	$1,197,942
C4ISR systems	1,220,917	995,200	1,118,487
Land systems	408,003	558,658	274,896
Electro-optic systems	276,029	231,939	265,143
Other (*)	112,984	96,106	101,780
	$3,260,219	$3,107,581	$2,958,248

(*)    Mainly non-defense engineering and production services.

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2016	2015	2014
IMOD	18%	17%	18%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2016	2015	2014
Israel	$943,381	$946,870	$783,290
U.S.	149,581	157,835	167,572
Other	107,545	115,330	128,205
	$1,200,507	$1,220,035	$1,079,067